Inventories, net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Analysis of Inventories
An analysis of inventories at December 31, 2020 and 2021 is as follows:

	2020	2021
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.33,763,086	Ps. 26,131,521
Less: Reserve for obsolete and slow-moving inventories	(3,385,647)	(1,946,211)

Total	Ps.30,377,439	Ps. 24,185,310